Federated Hermes MDT Small Cap Core Fund
Portfolio of Investments
October 31, 2023 (unaudited)
Shares			Value
		COMMON STOCKS—98.2%
		Communication Services—2.9%
211,059	[1]	AMC Networks, Inc.	$ 2,490,496
142,302	[1]	CarGurus, Inc.	2,451,864
309,231	[1]	Cinemark Holdings, Inc.	5,099,219
399,440	[1]	Eventbrite, Inc.	3,307,363
352,066		Gray Television, Inc.	2,295,470
1,005,361	[1]	iHeartMedia, Inc.	2,362,599
539,709	[1]	Lumen Technologies, Inc.	787,975
25,646		Shutterstock, Inc.	1,043,279
213,066	[1]	TechTarget, Inc.	5,365,002
413,520	[1]	Vimeo Holdings, Inc.	1,273,642
		TOTAL	26,476,909
		Consumer Discretionary—10.6%
193,300	[1]	2U, Inc.	409,796
220,063	[1]	Abercrombie & Fitch Co., Class A	13,384,232
78,996	[1]	Adient PLC	2,661,375
219,976	[2]	Big Lots, Inc.	1,003,091
480,746	[1]	Chegg, Inc.	3,620,017
988,668		Clarus Corp.	5,724,388
177,459	[1,2]	ContextLogic, Inc.	695,639
227,362	[1]	Coursera, Inc.	3,942,457
38,073	[1]	Duolingo, Inc.	5,560,562
9,742	[1]	Frontdoor, Inc.	281,836
293,468	[1]	GoPro, Inc.	736,605
238,098	[1,2]	Groupon, Inc.	3,045,273
131,854	[1]	Inspired Entertainment, Inc.	1,315,903
2,363		Installed Building Products, Inc.	263,876
84,933		International Game Technology PLC	2,158,997
80,118	[1]	Lumber Liquidators, Inc.	259,582
31,413	[1]	MCBC Holdings, Inc.	642,082
55,153		Murphy USA, Inc.	20,003,442
10,070	[1]	ODP Corp./The	452,344
208,457	[1,2]	Red Robin Gourmet Burgers	1,686,417
712,124	[1]	Rush Street Interactive, Inc.	2,542,283
50,940	[1]	Sally Beauty Holdings, Inc.	432,990
140,664	[1]	Taylor Morrison Home Corp.	5,390,245
88,784		Texas Roadhouse, Inc.	9,015,127
194,080		Upbound Group, Inc.	5,057,725
9,122	[1]	Visteon Corp.	1,050,216
16,521		Wingstop, Inc.	3,019,543
12,301		Winnebago Industries, Inc.	712,843
408,620	[1,2]	WW International, Inc.	3,195,408
		TOTAL	98,264,294
		Consumer Staples—3.9%
110,115	[2]	B&G Foods, Inc., Class A	888,628
144,965	[1]	Bellring Brands, Inc.	6,339,319
9,274		Coca-Cola Bottling Co.	5,902,066
67,335	[1]	elf Beauty, Inc.	6,237,241

Shares			Value
		COMMON STOCKS—continued
		Consumer Staples—continued
72,403		Energizer Holdings, Inc.	$ 2,286,487
211,611	[1]	Herbalife Ltd.	3,015,457
79,936		Nu Skin Enterprises, Inc., Class A	1,517,985
80,643		Primo Water Corp.	1,053,198
39,372		SpartanNash Co.	885,476
123,916	[1]	Sprouts Farmers Market, Inc.	5,206,950
19,380		Turning Point Brands, Inc.	388,569
190,921	[1]	United Natural Foods, Inc.	2,783,628
		TOTAL	36,505,004
		Energy—9.4%
101,102	[1,2]	Amplify Energy Corp.	702,659
362,997		Ardmore Shipping Corp.	4,824,230
181,687		California Resources Corp.	9,554,919
34,407	[1]	Callon Petroleum Corp.	1,285,101
70,374		Civitas Resources, Inc.	5,308,311
65,304		CONSOL Energy, Inc.	6,000,785
51,482	[1]	Dorian LPG Ltd.	1,645,879
235,469		Enviva, Inc.	852,398
280,971		Equitrans Midstream Corp.	2,492,213
115,811	[1]	Gulf Island Fabrication, Inc.	456,295
51,596		International Seaways, Inc.	2,481,252
11,964	[1]	Nabors Industries Ltd.	1,168,165
67,404	[1]	Oceaneering International, Inc.	1,482,214
158,398		PBF Energy, Inc.	7,528,657
36,902		Permian Resources Corp.	537,662
43,562		Scorpio Tankers, Inc.	2,446,006
81,459		SM Energy Co.	3,284,427
7,727		Teekay Tankers Ltd., Class A	384,032
396,826	[1]	US Silica Holdings, Inc.	4,789,690
45,670	[1]	Vital Energy, Inc.	2,285,327
290,990	[1]	Weatherford International PLC	27,088,259
		TOTAL	86,598,481
		Financials—15.2%
11,504		1st Source Corp.	524,812
58,874		Amalgamated Financial Corp.	1,073,862
73,623		Artisan Partners Asset Management, Inc.	2,429,559
11,653	[1]	AssetMark Financial Holdings, Inc.	278,623
827,215	[1]	AvidXchange Holdings, Inc.	7,147,138
11,476		BancFirst Corp.	930,818
68,205		Banco Latinoamericano de Comercio Exterior S.A., Class E	1,540,069
37,419	[1]	Bancorp, Inc., DE	1,333,987
25,243		Bread Financial Holdings, Inc.	682,318
1,355,854		Brightspire Capital, Inc.	7,674,134
301,177		Byline Bancorp, Inc.	5,713,328
174,421	[1]	Cantaloupe, Inc.	1,147,690
342,732		CNO Financial Group, Inc.	7,944,528
15,724	[1]	Coastal Financial Corp.	584,461
53,050		Employers Holdings, Inc.	2,015,900
30,638		Enact Holdings, Inc.	844,383
18,123		Equity Bancshares, Inc.	438,577
69,125		Financial Institutions, Inc.	1,094,940
30,437		First Business Financial Services, Inc.	934,416

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
674,827		First Foundation, Inc.	$ 3,063,715
731,175	[1]	Genworth Financial, Inc., Class A	4,379,738
537,997	[1]	Green Dot Corp.	6,014,806
39,243		Heritage Commerce Corp.	321,008
24,559		Heritage Financial Corp.	399,575
52,768		Hometrust Bancshares, Inc.	1,087,549
113,779		Independent Bank Corp.- Michigan	2,269,891
59,706		Invesco Mortgage Capital, Inc.	407,792
193,580		Jackson Financial, Inc.	7,106,322
32,203		Kinsale Capital Group, Inc.	10,752,904
117,701		Ladder Capital Corp.	1,189,957
124,412	[1]	LendingTree, Inc.	1,645,971
22,064		Live Oak Bancshares, Inc.	636,546
20,223	[1]	Mr. Cooper Group, Inc.	1,143,206
125,074		OFG Bancorp.	3,704,692
164,498	[1]	Oscar Health, Inc.	842,230
176,922	[1]	Paysafe Ltd.	1,719,682
37,112		Peapack-Gladstone Financial Corp.	867,307
27,127		Preferred Bank Los Angeles, CA	1,615,955
314,026	[1]	PROG Holdings, Inc.	8,601,172
95,810		QCR Holdings, Inc.	4,546,185
228,383	[1]	Remitly Global, Inc.	6,150,354
63,665		RLI Corp.	8,482,725
6,623		Selective Insurance Group, Inc.	689,521
207,554	[1]	Siriuspoint Ltd.	2,044,407
195,362	[1]	Skyward Specialty Insurance Group, Inc.	5,499,440
521,130	[1]	StoneCo Ltd.	5,167,004
52,911		Tiptree, Inc.	799,485
90,013		Trustmark Corp.	1,810,161
28,385		Victory Capital Holdings	836,222
101,503		Waterstone Financial, Inc.	1,096,232
148,707		Western New England Bancorp, Inc.	1,066,229
		TOTAL	140,291,526
		Health Care—15.3%
69,668	[1]	Acadia Pharmaceuticals, Inc.	1,572,407
59,867	[1]	Aclaris Therapeutics, Inc.	298,138
39,904	[1]	AdaptHealth Corp.	292,496
197,959	[1]	Agiliti, Inc.	1,114,509
265,404	[1]	Alkermes, Inc.	6,420,123
196,084	[1,2]	Alx Oncology Holdings, Inc.	1,411,805
12,816	[1]	AMN Healthcare Services, Inc.	972,222
70,701	[1]	Amneal Pharmaceuticals, Inc.	273,613
156,632	[1]	Amphastar Pharmaceuticals, Inc.	7,090,731
66,189	[1]	Arcellx, Inc.	2,333,162
345,135	[1]	Arvinas, Inc.	5,563,576
409,237	[1]	Atea Pharmaceuticals, Inc.	1,330,020
187,847	[1]	Bridgebio Pharma, Inc.	4,891,536
758,956	[1]	Cara Therapeutics, Inc.	979,053
108,284	[1]	CareDx, Inc.	585,816
51,009	[1]	Catalyst Pharmaceutical Partners, Inc.	633,022
718,620	[1]	Codexis, Inc.	1,192,909
58,920	[1]	Collegium Pharmaceutical, Inc.	1,282,099

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
1,031,712	[1]	Community Health Systems, Inc.	$ 2,207,864
28,193	[1]	Corcept Therapeutics, Inc.	791,659
237,367	[1]	Cross Country Healthcare, Inc.	5,497,420
36,151	[1]	Cryoport, Inc.	350,665
167,832	[1,2]	Emergent BioSolutions, Inc.	350,769
31,404	[1]	Enanta Pharmaceuticals, Inc.	283,264
325,913	[1]	EyePoint Pharmaceuticals, Inc.	1,961,996
1,404,661	[1]	Fate Therapeutics, Inc.	2,542,436
492,968	[1,2]	Gossamer Bio, Inc.	246,484
18,216	[1]	Haemonetics Corp.	1,552,550
59,953	[1]	Halozyme Therapeutics, Inc.	2,030,608
314,865	[1]	Harmony Biosciences Holdings, Inc.	7,411,922
561,461	[1]	Hims & Hers Health, Inc.	3,357,537
15,460	[1]	Immunovant, Inc.	510,953
392,968	[1]	Inmode Ltd.	7,505,689
37,900	[1,2]	Innovage Holding Corp.	205,797
109,533	[1]	Inogen, Inc.	489,612
16,291	[1]	Ligand Pharmaceuticals, Inc., Class B	851,856
66,589	[1]	Livanova PLC	3,266,190
584,466	[1]	MacroGenics, Inc.	3,050,913
357,061	[1]	MiMedx Group, Inc.	2,342,320
101,909	[1]	Nevro Corp.	1,470,547
196,166	[1]	NGM Biopharmaceuticals, Inc.	166,721
203,115	[1,2]	Novavax, Inc.	1,352,746
359,671	[1]	Nuvation Bio, Inc.	346,579
200,897	[1]	Omnicell, Inc.	7,139,879
90,226	[1]	OptimizeRX Corp	727,222
224,279	[1]	OraSure Technologies, Inc.	1,157,280
257,725		Owens & Minor, Inc.	3,693,199
212,409	[1]	Pacira BioSciences, Inc.	6,002,678
202,986	[1]	Pediatrix Medical Group	2,326,220
761,784	[1]	PMV Pharmaceuticals, Inc.	1,150,294
27,453	[1]	Protagonist Therapeutics, Inc.	399,167
173,971	[1]	RxSight, Inc.	3,851,718
80,355	[1]	SAGE Therapeutics, Inc.	1,505,049
182,238	[1]	SI-BONE, Inc.	3,099,868
2,606,607	[1,2]	Siga Technologies, Inc.	13,293,696
144,838	[1]	Silk Road Medical, Inc.	1,087,733
37,183	[1]	Supernus Pharmaceuticals, Inc.	886,815
199,079	[1]	Tactile Systems Technology, Inc.	2,173,943
727,623	[1]	Vanda Pharmaceuticals, Inc.	3,186,989
34,874	[1]	Vir Biotechnology, Inc.	276,551
270,353	[1]	Voyager Therapeutics, Inc.	1,776,219
		TOTAL	142,116,854
		Industrials—17.7%
136,446	[1]	ACV Auctions, Inc.	1,818,825
7,787		Allegiant Travel Co.	518,770
62,401	[1]	Atkore, Inc.	7,755,196
57,674	[1]	Beacon Roofing Supply, Inc.	4,104,659
96,736		Boise Cascade Co.	9,069,000
315,822	[1]	BrightView Holdings, Inc.	2,128,640
145,558	[1]	CECO Environmental Corp.	2,355,128

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
57,194	[1]	Cimpress PLC	$ 3,412,766
91,857	[1]	Concrete Pumping Holdings, Inc.	645,755
459,236	[1]	Conduent, Inc.	1,464,963
14,058	[2]	Eagle Bulk Shipping, Inc.	573,566
40,289		Emcor Group, Inc.	8,325,722
19,446	[1]	Energy Recovery, Inc.	295,579
926,369	[1]	Enviri Corp.	5,317,358
275,161	[1]	Exlservice Holding, Inc.	7,184,454
37,095	[1,2]	Fluence Energy, Inc.	642,485
142,804	[1]	Forrester Research, Inc.	3,313,053
106,672	[1]	Franklin Covey Co.	4,203,944
282,789	[1]	GMS, Inc.	16,537,501
72,239		Griffon Corp.	2,885,226
420,620	[1]	Hawaiian Holdings, Inc.	1,770,810
65,492		Heidrick & Struggles International, Inc.	1,594,075
82,546		Hurco Co., Inc.	1,650,920
51,744	[1]	Huron Consulting Group, Inc.	5,141,284
86,469		Hyster-Yale Materials Handling, Inc.	3,459,625
225,037	[1]	JELD-WEN Holding, Inc.	2,549,669
90,767	[1]	Legalzoom.com, Inc.	904,947
246,620	[1]	Manitowoc, Inc.	3,156,736
515,285	[1]	Mistras Group, Inc.	2,818,609
85,230	[1]	MRC Global, Inc.	895,767
41,026	[1]	NEXTracker, Inc.	1,426,064
33,321	[1]	Now, Inc.	367,197
304,339	[1]	Parsons Corp.	17,210,371
30,701		Resources Connection, Inc.	413,543
367,988		REV Group, Inc.	5,240,149
306,694	[1]	SkyWest, Inc.	12,933,286
949,173	[1,2]	SunPower Corp.	4,052,969
7,165		Tennant Co.	531,786
138,015		Terex Corp.	6,321,087
236,641	[1]	Thermon Group Holdings, Inc.	6,315,948
52,305	[1]	TrueBlue, Inc.	579,016
21,415		Universal Truckload Services, Inc.	479,268
114,626	[1]	Upwork, Inc.	1,197,842
2,345		Watts Industries, Inc., Class A	405,708
		TOTAL	163,969,266
		Information Technology—13.0%
476,931	[1]	8x8, Inc.	1,135,096
23,305	[1]	Alarm.com Holdings, Inc.	1,191,585
44,934	[1]	AppFolio, Inc.	8,428,270
495,975	[1]	Arlo Technologies, Inc.	4,210,828
573,549	[1]	AvePoint, Inc.	4,295,882
51,849	[1]	Box, Inc.	1,288,966
153,446	[1]	Braze, Inc.	6,533,731
176,802	[1]	Brightcove, Inc.	544,550
26,113	[1]	Ceva, Inc.	448,360
20,370	[1,2]	Clearfield, Inc.	489,287
343,485	[1]	CommScope Holdings Co., Inc.	508,358
18,213	[1]	Commvault Systems, Inc.	1,190,219
106,406		Comtech Telecommunications Corp.	1,298,153

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
48,072	[1]	Digital Turbine, Inc.	$ 227,861
100,000	[1]	Extreme Networks, Inc.	2,062,000
279,517	[1]	Freshworks, Inc.	5,014,535
35,615	[1]	Intapp, Inc.	1,218,033
349,636	[1]	LivePerson, Inc.	923,039
543,268	[1]	LiveRamp Holdings, Inc.	15,026,793
134,076	[1]	MaxLinear, Inc.	2,037,955
88,190	[1]	Model N, Inc.	2,125,379
739,499	[1,2]	ON24, Inc.	4,547,919
8,343	[1]	Qualys, Inc.	1,276,062
707,443	[1,2]	Rackspace Technology, Inc.	863,080
393,345	[1]	Ribbon Communications, Inc.	739,489
50,820	[1]	Rogers Corp.	6,245,270
7,627	[1]	Sanmina Corp.	387,985
122,698		Sapiens International Corp. NV	3,128,799
472,323	[1]	SolarWinds Corp.	4,350,095
518,400	[1]	Sprinklr, Inc.	7,045,056
6,483	[1]	SPS Commerce, Inc.	1,039,484
327,024	[1]	Squarespace, Inc.	9,290,752
29,379	[1]	Synaptics, Inc.	2,457,847
403,378	[1]	Telos Corp.	935,837
6,880	[1]	Tenable Holdings, Inc.	289,717
541,074	[1]	Unisys Corp.	1,504,186
170,540	[1]	Varonis Systems, Inc.	5,736,966
50,681	[1]	Verint Systems, Inc.	953,310
125,976	[1]	Viavi Solutions, Inc.	980,093
20,401	[1]	Vishay Precision Group, Inc.	610,398
279,697	[1]	Weave Communications, Inc.	2,002,630
5,734	[1]	Workiva, Inc.	499,374
161,208		Xerox Holdings Corp.	2,069,911
541,397	[1]	Yext, Inc.	3,264,624
		TOTAL	120,417,764
		Materials—3.8%
67,711	[1]	ATI, Inc.	2,557,445
84,785		Commercial Metals Corp.	3,585,558
363,183	[1]	Constellium SE	5,738,291
169,310	[1]	Intrepid Potash, Inc.	3,367,576
12,663		Koppers Holdings, Inc.	463,086
99,138		Myers Industries, Inc.	1,662,544
59,683	[1]	O-I Glass, Inc.	922,102
113,747	[1]	Summit Materials, Inc.	3,742,276
712,790		SunCoke Energy, Inc.	6,778,633
122,810		Warrior Met Coal, Inc.	5,984,531
		TOTAL	34,802,042
		Real Estate—4.8%
650,400	[1]	Anywhere Real Estate, Inc.	3,037,368
302,825	[1]	Apartment Investment & Management Co., Class A	1,774,555
181,138		Armada Hoffler Properties, Inc.	1,804,134
2,592,879		Brandywine Realty Trust	9,697,367
274,745		City Office REIT, Inc.	1,046,778
59,547	[2]	eXp World Holdings, Inc.	790,189
38,063		Gladstone Land Corp.	519,941

Shares			Value
		COMMON STOCKS—continued
		Real Estate—continued
488,771		Macerich Co. (The)	$ 4,750,854
559,908		Newmark Group, Inc.	3,174,678
1,020,032	[1,2]	Redfin Corp.	4,753,349
304,791		RMR Group, Inc./The	6,863,893
54,398		Service Properties Trust	394,386
55,469		Tanger Factory Outlet Centers, Inc.	1,250,826
984,978		Uniti Group, Inc.	4,530,899
		TOTAL	44,389,217
		Utilities—1.6%
7,702		Chesapeake Utilities Corp.	682,474
306,653		Clearway Energy, Inc.	6,246,522
13,991		Genie Energy Ltd.	277,581
5,672		ONE Gas, Inc.	342,589
55,422		Otter Tail Corp.	4,264,169
85,942		Portland General Electric Co.	3,439,399
		TOTAL	15,252,734
		TOTAL COMMON STOCKS (IDENTIFIED COST $893,140,798)	909,084,091
		INVESTMENT COMPANIES—4.0%
19,781,123		Federated Hermes Government Obligations Fund, Premier Shares, 5.26%[3]	19,781,123
17,244,127		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 5.45%[3]	17,244,127
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $37,025,182)	37,025,250
		TOTAL INVESTMENT IN SECURITIES—102.2% (IDENTIFIED COST $930,165,980)	946,109,341
		OTHER ASSETS AND LIABILITIES - NET—(2.2)%[4]	(20,462,948)
		TOTAL NET ASSETS—100%	$925,646,393
An affiliated company is a company in which the Fund, alone or in combination with other Federated Hermes funds, has ownership of at least 5% of the voting shares. Transactions with the affiliated companies during the period ended October 31, 2023, were as follows:
Affiliated	Value as of 7/31/2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Net Realized Gain/ (Loss)	Value as of 10/31/2023	Shares Held as of 10/31/2023	Dividend Income
Health Care:
Amphastar Pharmaceuticals, Inc.	$8,963,549	$708,312	$(128,761)	$(2,430,184)	$(22,185)	$7,090,731	156,632	$—
Siga Technologies, Inc.	$15,831,626	$—	$(781,379)	$(1,127,276)	$(629,275)	$13,293,696	2,606,607	$—
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$24,795,175	$708,312	$(910,140)	$(3,557,460)	$(651,460)	$20,384,427	2,763,239	$—

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended October 31, 2023, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Value as of 7/31/2023	$29,537,824	$8,766,419	$38,304,243
Purchases at Cost	$28,948,280	$61,726,823	$90,675,103
Proceeds from Sales	$(38,704,981)	$(53,250,288)	$(91,955,269)
Change in Unrealized Appreciation/Depreciation	$—	$(804)	$(804)
Net Realized Gain/(Loss)	$—	$1,977	$1,977
Value as of 10/31/2023	$19,781,123	$17,244,127	$37,025,250
Shares Held as of 10/31/2023	19,781,123	17,244,127	37,025,250
Dividend Income	$323,356	$225,226	$548,582

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of October 31, 2023, securities subject to this type of arrangement and related collateral were as follows:

Fair Value of Securities Loaned	Collateral Received
$18,620,873	$19,781,123

3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2023.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by Federated MDTA LLC (the “Adviser”).
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s Valuation Committee, is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The

Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2023, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
REIT	—Real Estate Investment Trust